Future Minimum Annual Rental Commitments Required Under Non-Cancelable Leases (Detail) (USD $) In Millions	Dec. 31, 2010
Schedule of Operating Leases [Line Items]
2011	$ 3
2012	3
2013	2
2014	2
2015	2
Thereafter	147
Total minimum lease payments	159
Less: amount representing interest	(32)
Present value of minimum lease payments	127
2011	109
2012	104
2013	34
2014	32
2015	31
Thereafter	1,022
Total minimum lease payments	$ 1,332